Supplemental Financial Information - Property, Plant and Equipment, Net (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Disclosure Text Block Supplement [Abstract]
Land	$ 93	$ 97
Buildings	2,313	2,286
Machinery, equipment and fixtures	5,271	4,970
Leasehold improvements	88	85
Property, Plant and Equipment, gross	7,765	7,437
Less accumulated depreciation and amortization	4,160	3,961
Property, Plant and Equipment, Net	$ 3,605	$ 3,476